RAYLIANT NXTGEN MULTIFACTOR INTERNATIONAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7%
	AEROSPACE & DEFENSE - 3.7%
8	Bombardier, Inc.(a)	$ 1,842
17	Dassault Aviation S.A.	5,575
1,536	Rolls-Royce Holdings plc	29,432
91	Safran S.A.	35,851
		72,700
	APPAREL & TEXTILE PRODUCTS - 0.8%
600	Asics Corporation	16,146

	ASSET MANAGEMENT - 0.9%
51	Futu Holdings Ltd. - ADR	4,781
661	Schroders plc	5,151
186	UBS Group Ag	9,222
		19,154
	AUTOMOTIVE - 4.5%
400	Aisin Corp	5,379
254	Bayerische Motoren Werke A.G.	16,608
1,000	Bridgestone Corporation	20,974
35	Continental A.G.	2,884
40	Ferrari N.V.	14,892
225	Magna International, Inc.	14,795
251	Mercedes-Benz Group A.G.	12,589
		88,121
	BANKING - 6.9%
516	ABN AMRO Bank N.V.(b)	21,908
198	Banca Mediolanum SpA	4,925
6,478	Banco Comercial Portugues S.A.	7,656
600	Danske Bank A/S	32,121
214	Nordea Bank Abp	4,053
114	Raiffeisen Bank International A.G.	7,271
210	Societe Generale S.A.	18,554
398	Standard Chartered PLC	10,775
600	Sumitomo Mitsui Trust Holdings, Inc.	22,353
116	Swedbank A.B., Class A	4,331
		133,947

RAYLIANT NXTGEN MULTIFACTOR INTERNATIONAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	BIOTECH & PHARMA - 11.3%
1,600	Astellas Pharma, Inc.	$ 21,404
138	Galderma Group A.G.,(b)	31,410
54	Genmab A/S(a)	14,818
867	GSK plc	22,782
34	Ipsen SA	6,554
116	Merck KGaA	19,453
100	Otsuka Holdings Company Ltd.	6,646
29	Roche Holding A.G. RO	12,175
142	Roche Holding A.G. ROP	58,489
24	Sandoz Group A.G.	2,172
314	Sanofi S.A.	26,921
		222,824
	CHEMICALS - 0.4%
1,100	Mitsubishi Chemical Holdings Corporation	7,635

	COMMERCIAL SUPPORT SERVICES - 0.0%(c)
27	Brambles Ltd.	364

	CONSTRUCTION MATERIALS - 0.7%
200	AGC, Inc.	8,568
57	Holcim A.G.	5,141
		13,709
	DIVERSIFIED INDUSTRIALS - 0.1%
100	Kawasaki Heavy Industries Ltd.	1,798

	ELECTRIC UTILITIES - 2.1%
600	Chubu Electric Power Company, Inc.	11,293
276	Emera, Inc.	14,640
301	Hydro One Ltd.	12,415
100	Kansai Electric Power Company, Inc. (The)	1,406
		39,754
	ELECTRICAL EQUIPMENT - 1.9%
210	ABB Ltd.	22,763
9	Belimo Holding AG	10,137

RAYLIANT NXTGEN MULTIFACTOR INTERNATIONAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	ELECTRICAL EQUIPMENT - 1.9% (Continued)
25	Siemens Energy A.G.	$ 4,733
		37,633
	ENGINEERING & CONSTRUCTION - 0.4%
16	Eiffage S.A.	2,359
200	Obayashi Corp	4,007
23	Spirax-Sarco Engineering plc	2,085
		8,451
	ENTERTAINMENT CONTENT - 0.3%
200	Nexon Company Ltd.	2,639
500	Toho Company Ltd.	4,000
		6,639
	FOOD - 0.3%
226	Saputo, Inc.	6,546

	GAS & WATER UTILITIES - 1.1%
1,205	APA Group	8,455
300	Osaka Gas Company Ltd.	10,067
100	Tokyo Gas Company Ltd.	3,765
		22,287
	HOUSEHOLD PRODUCTS - 0.4%
95	Henkel A.G. & Company KGaA	7,507

	INDUSTRIAL INTERMEDIATE PROD - 0.2%
5	VAT Group AG(b)	4,370

	INDUSTRIAL SUPPORT SERVICES - 0.4%
47	Toromont Industries Ltd.	7,729

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
41	Deutsche Boerse A.G.	11,180
500	SBI Holdings, Inc.	8,116
		19,296
	INSURANCE - 17.6%
237	Admiral Group PLC	11,191

RAYLIANT NXTGEN MULTIFACTOR INTERNATIONAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	INSURANCE - 17.6% (Continued)
1,125	Aegon Ltd.	$ 9,556
134	Ageas S.A./NV	10,711
85	Allianz SE	40,195
881	AXA SA	44,116
3,000	Daiichi Life Group, Inc.	32,817
3	Fairfax Financial Holdings Ltd.	4,934
17	Gjensidige Forsikring ASA	460
249	Great-West Lifeco, Inc.	15,866
83	iA Financial Corp, Inc.	11,460
1,600	Japan Post Holdings Company Ltd.	21,345
500	Japan Post Insurance Company Ltd.	4,695
5,031	Legal & General Group plc	19,085
2,001	M&G plc	8,923
828	Mapfre S.A.	4,094
2,493	Medibank Pvt Ltd.	8,574
7	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	3,905
234	NN Group N.V.	20,485
499	Power Corp of Canada	31,109
100	Sompo Holdings, Inc.	3,837
5,500	Sony Financial Group, Inc.	4,834
14	Swiss Life Holding A.G.	15,414
58	Talanx A.G.	7,325
316	Unipol Gruppo SpA	8,808
		343,739
	INTERNET MEDIA & SERVICES - 0.5%
102	Prosus N.V.	4,425
70	Scout24 S.E.(b)	5,783
		10,208
	LEISURE FACILITIES & SERVICES - 2.4%
378	Aristocrat Leisure Ltd.	16,027
131	InterContinental Hotels Group plc	22,564
2,018	Lottery Corp Ltd. (The)	8,044
		46,635

RAYLIANT NXTGEN MULTIFACTOR INTERNATIONAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	MACHINERY - 0.9%
274	Wartsila OYJ Abp	$ 10,444
200	Yokogawa Electric Corporation	6,932
		17,376
	MEDICAL EQUIPMENT & DEVICES - 0.1%
123	Smith & Nephew plc	1,779

	METALS & MINING - 3.6%
19	Agnico Eagle Mines Ltd.	2,947
30	Antofagasta plc	1,520
338	Barrick Mining Corporation	12,415
507	Evolution Mining Ltd.	4,122
191	Fresnillo plc	6,944
596	Kinross Gold Corporation	14,078
36	Lundin Gold, Inc.	1,942
7	LunR Royalties Corporation(a)	93
228	Rio Tinto Ltd.	27,219
		71,280
	OIL & GAS PRODUCERS - 4.6%
737	BP PLC	4,566
2,300	ENEOS Holdings, Inc.	16,933
700	Idemitsu Kosan Company Ltd.	5,158
97	Imperial Oil Ltd.	10,892
800	Inpex Corporation	16,066
139	OMV A.G.	8,754
1,093	Repsol S.A.	27,472
42	Shell plc	1,634
		91,475
	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
67	LEG Immobilien A.G.	4,227
3,324	Sino Land Company Ltd.	4,357
		8,584
	RENEWABLE ENERGY - 1.1%
740	Vestas Wind Systems A/S	20,883

RAYLIANT NXTGEN MULTIFACTOR INTERNATIONAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	RETAIL - CONSUMER STAPLES - 4.1%
200	Aeon Company Ltd.	$ 1,650
1,239	Coles Group Ltd.	20,894
150	Dollarama, Inc.	19,843
115	Empire Company Ltd., Class A	4,027
156	George Weston Ltd.	11,197
348	Loblaw Companies Ltd.	15,787
200	Matsumotokiyoshi Holdings Company Ltd.	2,954
200	Pan Pacific International Holdings Corporation	1,012
200	Tsuruha Holdings, Inc.	2,532
		79,896
	RETAIL - DISCRETIONARY - 0.6%
45	Canadian Tire Corp Ltd.	6,198
1,542	Kingfisher plc	5,792
		11,990
	RETAIL REIT - 0.4%
54	Klepierre S.A.	2,256
3,515	Vicinity Centres	6,275
		8,531
	SEMICONDUCTORS - 6.6%
300	Advantest Corporation	59,673
25	ASML Holding N.V.	49,143
134	Infineon Technologies A.G.	12,497
100	Renesas Electronics Corporation	2,957
17	Tower Semiconductor Ltd.(a)	4,431
		128,701
	SOFTWARE - 2.5%
61	Check Point Software Technologies Ltd.(a)	8,017
2	Constellation Software, Inc.	3,765
40	Monday.com Ltd.(a)	2,896
15	Nebius Group N.V., Class A(a)	4,143
53	Nemetschek S.E.	3,214
48	Pro Medicus Ltd.	6,757
635	Sage Group plc (The)	6,873

RAYLIANT NXTGEN MULTIFACTOR INTERNATIONAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	SOFTWARE - 2.5% (Continued)
116	Shopify, Inc., Class A(a)	$ 13,270
		48,935
	SPECIALTY FINANCE - 1.3%
152	AerCap Holdings N.V.	22,159
100	ORIX Corporation	3,782
		25,941
	STEEL - 0.7%
500	JFE Holdings, Inc.	4,798
352	Tenaris S.A.	9,731
		14,529
	TECHNOLOGY HARDWARE - 2.1%
49	Celestica, Inc.(a)	17,870
100	Fujikura Ltd.	3,837
138	Logitech International S.A.	12,936
549	Telefonaktiebolaget LM Ericsson, Class B	6,124
		40,767
	TECHNOLOGY SERVICES - 2.6%
13	Adyen N.V.(a),(b)	12,179
183	Amadeus IT Group S.A.	10,674
100	Fujitsu Ltd.	1,997
800	NEC Corporation	19,314
599	Wise Group plc, Class A(a)	7,184
		51,348
	TELECOMMUNICATIONS - 3.9%
3,539	Koninklijke KPN N.V.	17,442
339	Rogers Communications Inc, Class B	11,028
100	SoftBank Group Corporation	3,668
502	Tele2 A.B., B Shares	8,732
3,625	Telstra Group Ltd.	12,743
17,126	Vodafone Group plc	22,626
		76,239
	TOBACCO & CANNABIS - 1.3%
694	Imperial Brands plc	25,674

RAYLIANT NXTGEN MULTIFACTOR INTERNATIONAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 97.7% (Continued)
	TRANSPORTATION & LOGISTICS - 3.0%
700	Central Japan Railway Company			$ 14,936
509	Deutsche Lufthansa A.G.			5,818
77	Deutsche Post A.G.			4,669
1,022	International Consolidated Airlines Group S.A.			6,473
100	Japan Airlines Company Ltd.			1,753
403	Poste Italiane SpA(b)			13,171
1,206	SITC International Holdings Company Ltd.			4,825
400	West Japan Railway Company			6,704
				58,349

	TOTAL COMMON STOCKS (Cost $1,825,494)			1,919,469

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.5%

	AUTOMOTIVE — 0.9%
50	Bayerische Motoren Werke A.G.	7.4200		3,280
185	Volkswagen A.G.	6.9000		14,809
				18,089
	HOUSEHOLD PRODUCTS — 0.6%
147	Henkel A.G. & Company KGaA	2.700		12,345

	TOTAL PREFERRED STOCKS (Cost $34,141)			30,434

	TOTAL INVESTMENTS - 99.2% (Cost $1,859,635)			$ 1,949,903
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			16,447
	NET ASSETS - 100.0%			$ 1,966,350

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of 144A securities is 88,821, or 4.5% of net assets.
(c)	Percentage rounds to less than 0.1%.